              As Filed with the Securities and Exchange Commission
                                on April 28, 2000

                        Securities Act File No. 333-59801
                    Investment Company Act File No. 811-08899

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [x]

                         Pre-Effective Amendment No.                        [ ]

                         Post-Effective Amendment No. 3                     [x]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [x]

                               Amendment No. 5                              [x]


                        (Check appropriate box or boxes)

               Warburg, Pincus WorldPerks Money Market Fund, Inc.
           (formerly known as Warburg, Pincus Money Market Fund, Inc.)

                . . . . . . . . . . . . . . . . . . . . . . . . .
               (Exact Name of Registrant as Specified in Charter)

                   466 Lexington Avenue
                    New York, New York                           10017-3147
                . . . . . . . . . . . . . .                     . . . . . .
         (Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, including Area Code:          (212) 878-0600


                                Hal Liebes, Esq.
               Warburg, Pincus WorldPerks Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                       . . . . . . . . . . . . . . . . . .
                    (Name and Address of Agent for Services)

                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: May 1, 2000

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[x] on May 1, 2000 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[NORTHWEST AIRLINES LOGO]

                                   PROSPECTUS

                                  May 1, 2000


                                 WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND
                                       -

                                 WARBURG PINCUS
                     WORLDPERKS TAX FREE MONEY MARKET FUND

                                    [LOGO](SM)

           As with all mutual funds, the Securities and Exchange
           Commission has not approved these funds, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.


           Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.


      [WARBURG PINCUS FUNDS LOGO]        [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                    CONTENTS


KEY POINTS.................... ....................           4
   Goals and Principal Strategies..................           4
   A Word About Risk...............................           5
   Investor Profile................................           6
   WorldPerks(R)InvestorMiles(SM)..................           6
PERFORMANCE SUMMARY................................           8
   Year-by-Year Total Returns......................           8
   Average Annual Total Returns....................           9
INVESTOR EXPENSES..................................          10
   Fees and Fund Expenses..........................          10
   Example.........................................          11
NORTHWEST AIRLINES
  WORLDPERKS(R)INVESTORMILES(SM)...................          12
   The WorldPerks InvestorMiles Program............          12
   How Your Mileage Is Determined..................          12
   For More Information............................          12
THE FUNDS IN DETAIL................................          13
   The Management Firms............................          13
   Fund Information Key............................          14
MONEY MARKET FUND..................................          16
TAX FREE MONEY MARKET FUND.........................          18
MORE ABOUT RISK....................................          20
   Introduction....................................          20
   Types of Investment Risk........................          20
   Certain Investment Practices....................          22
ABOUT YOUR ACCOUNT.................................          24
   Share Valuation.................................          24
   Buying and Selling Shares.......................          24
   Account Statements..............................          24
   Distributions...................................          24
   Taxes...........................................          25
OTHER INFORMATION..................................          27
   About the Distributor...........................          27
FOR MORE INFORMATION...............................  back cover

                                   KEY POINTS
                         GOALS AND PRINCIPAL STRATEGIES

  FUND/RISK FACTORS               GOAL                         STRATEGIES
WORLDPERKS              High current income        - Invests in high-quality
MONEY MARKET FUND       consistent with              money-market instruments:
Risk factors:           preservation of capital      - obligations issued or guaranteed
 Credit risk            and liquidity                  by the U.S. government, its
 Income risk                                           agencies or instrumentalities
 Interest-rate risk                                  - bank and corporate debt
 Market risk                                           obligations
 Sector concentration                              - Concentrates its investments in
                                                     the financial-services sector
                                                   - Portfolio managers select
                                                     investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1
WORLDPERKS TAX FREE     High current income        - Invests in high-quality,
MONEY MARKET FUND       exempt from federal          short-term tax- exempt municipal
Risk factors:           personal income taxes        securities -- debt obligations
 Credit risk            consistent with              issued by states and other
 Income risk            preservation of capital      jurisdictions of the U.S. and
 Interest-rate risk     and liquidity                their authorities, agencies and
 Market risk                                         instrumentalities
                                                   - Fund dividends derived from
                                                     interest on municipal securities
                                                     will be exempt from federal
                                                     personal income taxes
                                                   - Portfolio managers select
                                                     investments based on factors such
                                                     as yield, maturity and
                                                     liquidity, within the context of
                                                     their interest-rate outlook
                                                   - Seeks to maintain a stable share
                                                     price of $1

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund.

   Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a fund.

CREDIT RISK
Both funds

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to a fund could reduce the fund's income level and share price.

INCOME RISK
Both funds

   A fund's income level may decline because of falling interest rates and other market conditions. Each fund's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK
Both funds

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause a money-market fund's share price to drop below $1. However, the extremely short maturity of securities held in money-market portfolios -- a means of achieving an overall fund objective of principal safety -- reduces their potential for price fluctuation.

MARKET RISK
Both funds

   The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.

SECTOR CONCENTRATION
Money Market Fund

   Investing more than 25% of its assets in the financial-services sector will subject the fund to risks associated with investing in financial-services companies. These risks may include interest-rate, market, regulatory and other risks.

     INVESTOR PROFILE

   THESE FUNDS ARE DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking a mutual fund for the money-market portion of an asset-allocation portfolio

 - want easy access to their money through checkwriting and wire-redemption privileges

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

 - want to earn WorldPerks Bonus Miles

   THEY MAY NOT BE APPROPRIATE IF YOU:

 - are not interested in earning WorldPerks Bonus Miles

 - are seeking an investment for your IRA or other tax-advantaged retirement plan

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

   You should base your selection of a fund on your own goals, risk preferences and time horizon.

     WORLDPERKS(R) INVESTORMILES(SM)

   Investing in these funds makes you eligible to earn WorldPerks* Bonus Miles in Northwest Airlines' WorldPerks(R) InvestorMiles(SM) Program, good for free award travel on Northwest Airlines, Continental Airlines, KLM Royal Dutch Airlines and other WorldPerks partner airlines. If you are not a member of the WorldPerks program, call Northwest Airlines at 800-44-PERKS (800-447-3757) to enroll before making an investment in a fund.

*WorldPerks is a registered trademark of Northwest Airlines, Inc.

                       This page intentionally left blank

                              PERFORMANCE SUMMARY



The bar chart below and the table on the next page provide an indication of the risks of investing in these funds. The bar chart shows you how each fund's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of the future.



                           YEAR-BY-YEAR TOTAL RETURNS

                                                               WORLDPERKS MONEY
                                                                 MARKET FUND
                                                               -------------
1999                                                                 4.55%
WORLDPERKS MONEY MARKET FUND
  Best quarter:   1.27% (Q4 99)
  Worst quarter:  1.03% (Q1 99)
  Inception date:    10/1/98
  Total return for the period 1/1/00 - 3/31/00: 1.30%
    (not annualized)

                                                          WORLDPERKS TAX FREE MONEY
                                                                 MARKET FUND
                                                          ------------------
1999                                                              2.47%
WORLDPERKS TAX FREE MONEY MARKET
  FUND
  Best quarter:   0.70% (Q4 99)
  Worst quarter:  0.51% (Q1 99)
  Inception date:   10/1/98
  Total return for the period 1/1/00 - 3/31/00: 0.71%
   (not annualized)

                          AVERAGE ANNUAL TOTAL RETURNS



                              ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
   PERIOD ENDED 12/31/99:       1999     1995-1999    1990-1999    FUND       DATE
WORLDPERKS MONEY
  MARKET FUND                   4.55%         N/A         N/A       4.58%    10/1/98
----------------------------
WORLDPERKS TAX FREE MONEY
  MARKET FUND                   2.47%         N/A         N/A       2.51%    10/1/98
----------------------------



The total returns shown above are not the funds' yields. A fund's yield more closely reflects the fund's current earnings.



     YIELD



   To obtain a fund's current 7-day yield, call toll-free 800-WARBURG (800-927-2874).



                           UNDERSTANDING PERFORMANCE


   - TOTAL RETURN tells you how much an investment in a fund has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.



   - A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.



   - An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.



   - Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES


This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are for the fiscal year ended December 31, 1999.




                                                                           TAX FREE
                                               MONEY MARKET              MONEY MARKET
                                                   FUND                      FUND
SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                   NONE                      NONE
Deferred sales charge "load"                       NONE                      NONE
Sales charge "load" on reinvested
  distributions                                    NONE                      NONE
Redemption fees                                    NONE                      NONE
Exchange fees                                      NONE                      NONE
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
Management fee                                      .40%                      .40%
Distribution and service (12b-1) fee                .25%                      .25%
Other expenses                                     1.04%                     1.11%
TOTAL ANNUAL FUND OPERATING EXPENSES*              1.69%                     1.76%



* Actual fees and expenses for the fiscal period ended December 31, 1999 are shown below. Fee waivers and expense reimbursements or credits reduced some expenses during 1999 but may be discontinued at any time.



                                                                           TAX FREE
          EXPENSES AFTER WAIVERS                   MONEY                 MONEY MARKET
            AND REIMBURSEMENTS                  MARKET FUND                  FUND
Management fee                                     .00%                      .00%
Distribution and service (12b-1) fee               .25%                      .25%
Other expenses                                     .51%                      .51%
                                                   -----                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES               .76%                      .76%

                                    EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


                                       ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
MONEY MARKET FUND                        $172        $533          $918       $1,998
TAX FREE MONEY MARKET FUND               $179        $554          $954       $2,073

                               NORTHWEST AIRLINES
                            WORLDPERKS INVESTORMILES

     THE WORLDPERKS INVESTORMILES PROGRAM

   Investing in these funds makes you eligible to earn WorldPerks Bonus Miles in Northwest Airlines' WorldPerks InvestorMiles Program. Mileage is based on how much and how long you invest. The WorldPerks Free Travel Program features free award travel on Northwest Airlines, Continental Airlines, KLM Royal Dutch Airlines and other WorldPerks partner airlines. If you are not a member of the WorldPerks program, call Northwest Airlines at 800-44-PERKS (800-447-3757) to enroll over the phone before investing in a fund.

     HOW YOUR MILEAGE IS
     DETERMINED

   For every $4 you invest in a fund, Bonus Miles accrue daily at the rate of one mile per year (or 1/12-mile per month). Miles will be posted monthly to your WorldPerks account based on your average daily fund account balance during the previous month.

EXAMPLE

   Assume you invest $10,000 on the 16th day of a month that has 30 days and maintain that balance through the end of the month.

   Your miles would accrue daily at the rate of:

$10,000 X 1/12 mile per month/$4 X 1 month/30 days = 6.944 MILES PER DAY

   Total miles for the 15-day period would be:

15 days X 6.944 miles per day = 105 MILES

   If you maintained your $10,000 balance, over the next month you would earn:

$10,000 X 1/12 mile per month/$4 =
  209 MILES

   As in the example, fractional miles are rounded up to the nearest whole mile when credited. Reinvesting your fund dividends will add to your account balance and increase the number of miles you earn.

     FOR MORE INFORMATION

   For information or assistance regarding the WorldPerks InvestorMiles Program, call Warburg Pincus Funds at 800-WARBURG (800-927-2874). For information about Northwest WorldPerks Free Travel Program features, please refer to your WorldPerks Member's Guide. Northwest Airlines may change the WorldPerks program rules, program partners, regulations, benefits, conditions of participation or mileage levels at any time without notice, even though changes may affect the value of mileage already accumulated. Award travel is subject to seat availability. The posting of WorldPerks Bonus Miles in connection with fund investments may be changed or discontinued at any time. Northwest Airlines WorldPerks travel awards, mileage accrual and special offers are subject to governmental regulations.

                              THE FUNDS IN DETAIL

     THE MANAGEMENT FIRMS


CREDIT SUISSE ASSET
MANAGEMENT, LLC
One Citicorp Center
153 East 53rd Street
New York, NY 10022



 - Investment adviser for the funds



 - Responsible for managing each fund's assets according to its goal and strategies



 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks



 - Credit Suisse Asset Management companies manage approximately $72 billion in the U.S. and $203 billion globally



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission



   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
400 Bellevue Parkway
Wilmington, DE 19809
 - Sub-investment adviser for the funds

 - Responsible for providing investment research and credit analysis, and managing the day-to-day operations of the funds

 - A majority owned indirect subsidiary of PNC Bank, N.A.


 - Currently manages approximately $55 billion in assets

     FUND INFORMATION KEY

   Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

GOAL AND STRATEGIES
   The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS
   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS
   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES

   Actual fund expenses for the 1999 fiscal period. Future expenses may be higher or lower.


 - MANAGEMENT FEE The fee paid to the investment adviser and sub-investment adviser for providing investment advice to the fund. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributor for making shares of the fund available to you. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

FINANCIAL HIGHLIGHTS
   A table showing the fund's audited financial performance for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the fund, assuming you had reinvested all distributions.

   The Annual Report includes the auditor's report, along with the fund's financial statements. It is available free upon request.

                       This page intentionally left blank

                               MONEY MARKET FUND

     GOAL AND STRATEGIES

   The Money Market Fund seeks high current income consistent with preservation of capital and liquidity. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The fund seeks to maintain a stable $1 share price.

   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

     PORTFOLIO INVESTMENTS

   This fund invests in the following types of money-market instruments:

 - Government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - repurchase agreements

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term rating category. Under normal conditions, the fund will invest at least 25% of assets in the financial-services sector.

   The fund maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the fund may also engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

 - sector concentration

   The fund's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the fund should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that fund holdings default or interest rates rise sharply in an unusually short period.

   Concentrating its investments in the financial-services sector will subject the fund to risks associated with investing in financial-services companies. These risks are discussed in "More About Risk." That section also details other investment practices the fund may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT


   Under the supervision of CSAM, a portfolio-management team at BlackRock Institutional Management Corporation, the fund's sub-investment adviser, makes the fund's day-to-day investment decisions.


     INVESTOR EXPENSES


   Management fee                                                        .00%

   Distribution and service
   (12b-1) fee                                                           .25%

   All other expenses                                                    .51%

                                                                 ------------
     Total expenses                                                      .76%

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP.


-----------------------------------------------------------------------------------------
  PERIOD ENDED:                                                 12/99      12/98(1)
-----------------------------------------------------------------------------------------
  PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value, beginning of period                          $1.00        $1.00
-----------------------------------------------------------------------------------------
  Investment activities:
    Net investment income                                        0.04         0.01
-----------------------------------------------------------------------------------------
  Less Dividends:
    Dividends from net investment income                        (0.04)       (0.01)
-----------------------------------------------------------------------------------------
  Net asset value, end of period                                $1.00        $1.00
                                                                =====        =====

  Total return                                                   4.55%        1.15%(2)
-----------------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Net assets, end of period (000s omitted)                    $20,263      $12,926
  Ratio of expenses to average net assets                         .77%(3)      .58%(3,4)
  Ratio of net income to average net assets                      4.52%        5.13%(4)
  Decrease reflected in above operating expense ratio due to
    waivers/reimbursements                                        .93%        1.24%(4)
-----------------------------------------------------------------------------------------


(1) For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
(2) Not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended December 31, 1999 and by .00% for the period ended December 31, 1998. The Common Class shares' operating expense ratios after reflecting these arrangements were .76% for the year ended December 31, 1999 and .58% for the period ended December 31, 1998.

(4) Annualized.

                           TAX FREE MONEY MARKET FUND

     GOAL AND STRATEGIES

   The Tax Free Money Market Fund seeks high current income exempt from federal personal income taxes consistent with preservation of capital and liquidity. To pursue this goal, it invests in short-term, high-quality municipal securities. The fund seeks to maintain a stable $1 share price.

   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of municipal securities in the context of their outlook for interest rates. For example, if rates are expected to fall, longer maturities may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

     PORTFOLIO INVESTMENTS

   This fund invests at least 80% of assets in short-term, high-quality tax-exempt municipal securities. These include:

 - tax-exempt commercial paper

 - variable-rate demand notes

 - bonds

 - municipal put bonds

 - bond-anticipation notes

 - revenue-anticipation notes

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term rating category.

   The fund maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the fund may also engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

   The fund's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the fund should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that fund holdings default or interest rates rise sharply in an unusually short period.

   The fund's ability to maintain a stable share price also depends upon guarantees from banks and other financial institutions that back certain securities the fund invests in. Changes in the credit quality of these institutions could cause losses to the fund and affect its share price.


   The fund also may, and currently does, invest in alternative minimum tax
(AMT) securities, the income from which is a tax preference item. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT


   Under the supervision of CSAM, a portfolio-management team at BlackRock Institutional Management Corporation, the fund's sub-investment adviser, makes the fund's day-to-day investment decisions.


     INVESTOR EXPENSES


   Management fee                                                        .00%

   Distribution and service
   (12b-1) fee                                                           .25%

   All other expenses                                                    .51%

                                                                 ------------
     Total expenses                                                      .76%

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP.


-----------------------------------------------------------------------------------------
  PERIOD ENDED:                                                   12/99    12/98(1)
-----------------------------------------------------------------------------------------
  PER-SHARE DATA
-----------------------------------------------------------------------------------------
  Net asset value, beginning of period                            $1.00      $1.00
-----------------------------------------------------------------------------------------
  Investment activities:
    Net investment income                                          0.02       0.01
-----------------------------------------------------------------------------------------
  Less Dividends:
    Dividends from net investment income                          (0.02)     (0.01)
-----------------------------------------------------------------------------------------
  Net asset value, end of period                                  $1.00      $1.00
                                                                  =====

  Total return                                                     2.47%       .66%(2)
-----------------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
  Net assets, end of period (000s omitted)                      $10,927    $10,589
  Ratio of expenses to average net assets                           .77%(3)    .58%(3,4)
  Ratio of net income to average net assets                        2.45%      2.91%(4)
  Decrease reflected in above operating expense ratio due to
    waivers/reimbursements                                         1.00%      1.31%(4)
-----------------------------------------------------------------------------------------


(1) For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
(2) Not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended December 31, 1999 and by .00% for the period ended December 31, 1998. The Common Class shares' operating expense ratios after reflecting these arrangements were .76% for the year ended December 31, 1999 and .58% for the period ended December 31, 1998.

(4) Annualized.

                                MORE ABOUT RISK

     INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Key Points." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

   The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the funds may use. Some of these practices may have higher risks associated with them. However, each fund has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to a fund could reduce the fund's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money a fund could gain or lose on an investment.


    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks.


   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK A fund's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.

   NATURAL-EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events. These losses could affect financial-services companies such as insurers, and hurt issuers of portfolio investments.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, a fund would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.
KEY TO TABLE:

[-]    Permitted without limitation; does not indicate
       actual use
20%    Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET fund assets; does
       not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL fund assets; does
       not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted


                                                                    TAX FREE
                                                             MONEY   MONEY
                                                             MARKET  MARKET
                                                              FUND    FUND
----------------------------------------------------------------------------
 INVESTMENT PRACTICE                                              LIMIT
----------------------------------------------------------------------------
AMT SECURITIES Municipal securities whose interest is a
tax-preference item for purposes of the federal alternative
minimum tax. Credit, liquidity, market, interest-rate,
regulatory risks.                                              [ ]     20%
----------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit issued or backed by foreign banks
and foreign branches of U.S. banks. Credit, income,
interest-rate, market, political risks.                        [-]     [ ]
----------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]     [ ]
----------------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of a state or other jurisdiction of the U.S. and their
authorities, agencies and instrumentalities. May include
tax-exempt commercial paper, variable-rate demand notes,
bonds, municipal put bonds, bond-anticipation notes and
revenue-anticipation notes. Credit, interest-rate, market
risks.                                                         [ ]     [-]
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]     [ ]
----------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with
restrictions on trading, or those not actively traded. May
include private placements. Liquidity, market, valuation
risks.                                                         10%     10%
----------------------------------------------------------------------------
SECTOR CONCENTRATION -- FINANCIAL SERVICES Investing more
than 25% of a fund's assets in money-market instruments
issued by commercial and industrial banks, savings and loans and their holding companies; consumer and industrial finance companies; diversified financial-services companies;
investment banking, securities brokerage and investment-
advisory companies; leasing companies; insurance companies;
and other companies in the financial-services sector.
Credit, interest-rate, market, regulatory and (in the case
of insurance companies) natural-event risks.                   [-]      --
----------------------------------------------------------------------------

                                                                    TAX FREE
                                                             MONEY   MONEY
                                                             MARKET  MARKET
                                                              FUND    FUND
----------------------------------------------------------------------------
 INVESTMENT PRACTICE                                              LIMIT
----------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's
assets in defensive investments when the investment adviser
or sub-investment adviser believes that doing so would be in the best interests of fund shareholders. For the Tax Free
Money Market Fund, these investments may include taxable
securities. Although intended to avoid losses in unusual
market conditions, defensive tactics might prevent a fund
from achieving its goal.                                       [ ]     [ ]
----------------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [ ]     [-]
----------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    20%     20%
----------------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at 12:00 noon and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.

   Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     BUYING AND SELLING SHARES

   The accompanying Shareholder
Guide explains how to invest directly with the funds. You will find additional information about purchases, redemptions, exchanges and services.

   Each fund is open on those days when the NYSE is open, typically Monday through Friday. Your transaction will be priced at the NAV next computed after we receive your request in proper form.

   Retirement plans, trusts, corporations, partnerships and certain other legal entities generally cannot invest in the funds. For Uniform Transfers-to-Minors Act (UTMA) and Uniform Gifts-to-Minors Act (UGMA) accounts, WorldPerks Bonus Miles will be credited only to the WorldPerks account of the minor child. Currently, the Money Market Fund and the Tax Free Money Market Fund are the only Warburg Pincus funds offering Northwest Airlines WorldPerks mileage credit. Each fund reserves the right to:

 - limit the number of fund accounts having the same registration

 - modify or terminate the check-redemption privilege

 - limit the number of check redemptions

 - begin charging a fee for checks

     ACCOUNT STATEMENTS

   In general, you will receive account statements as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every quarter

   You will also receive annual and semiannual financial reports.

     DISTRIBUTIONS


   As a fund investor, you will receive distributions.



   Each fund may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. Money-market funds usually do not make capital-gain distributions.

   The funds declare dividend distributions daily and pay them monthly. Each of the funds typically distributes long-term capital gains (if any) to shareholders annually, at the end of its fiscal year. The Tax Free Money Market Fund distributes short-term capital gains (if any) at the end of its fiscal year; the Money Market Fund distributes them periodically as determined by the Board of Directors.


   Most investors have their distributions reinvested in additional shares of the same fund. Distributions will be reinvested unless you select another option on your account application. Alternatively, you can choose to have a check for your distributions mailed to you or sent by electronic transfer.


     TAXES

   As with any investment, you should consider how your investment in a fund will be taxed. Please consult your tax professional concerning your own tax situation.

   Each fund intends to meet the requirements for being a tax-qualified regulated investment company. As long as a fund continues to qualify, it pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because each fund seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares. However, you should consult your tax advisor regarding whether the crediting of WorldPerks miles as a result of your fund investment could reduce the tax basis of your shares and cause a taxable gain when you sell them.

   The Form 1099 that is mailed to you every January details your distributions and their federal-tax category.

MONEY MARKET FUND

   Distributions you receive from the Money Market Fund, whether reinvested or taken in cash, are generally considered taxable. The fund does not expect to realize long-term capital gains or make capital-gain distributions. Distributions from other sources are generally taxed as ordinary income.

   Depending on provisions in your state's tax law, the portion of the fund's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The fund will indicate each year the portion of its income, if any, that may qualify for this exemption.

TAX FREE MONEY MARKET FUND

   Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free when received by the fund remains tax-free when it is distributed.

   However, gain on the sale of tax-free securities results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income. Although the fund does not expect to make them, long-term capital-gain distributions would be taxed as long-term capital gains. Distributions of capital gains are taxable whether you take them in cash or reinvest them.

   The interest from some municipal securities is subject to the federal alternative minimum tax. The fund may invest up to 100% of its assets in these securities during temporary defensive periods. Individuals who are subject to the tax must report this interest on their tax returns. In addition, the fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.

   A portion of the fund's dividends may be free from state or local taxes. Income from investments in your state is often tax-free to you. The fund will indicate each year a breakdown of the fund's income from each state to help you calculate your taxes.

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR


   Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, PA 19406, is the funds' distributor and is responsible for making the funds available to you.



   As part of their business strategies, each of the funds has adopted a Rule 12b-1 shareholder servicing and distribution plan to compensate Credit Suisse Asset Management Securities, Inc. (CSAMSI) for providing certain shareholder and other services related to the sale of the fund's shares. Under the plan, CSAMSI receives fees at an annual rate of 0.25% of average daily net assets of the fund's shares. In the case of these funds, the distribution and service (12b-1) fees are used primarily to pay for WorldPerks Bonus Miles.


   Because the fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


   CSAM or its affiliates may, out of their own resources, pay a portion of the expense for the funds' participation in the WorldPerks program.

                       This page intentionally left blank

                              FOR MORE INFORMATION

   More information about these funds is available free upon request, including the following:

     SHAREHOLDER GUIDE

   Explains how to buy and sell shares. The Shareholder Guide is incorporated by reference into (is legally part of ) this Prospectus.

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the fund's manager discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the funds, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.


   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.


   Please contact Warburg Pincus WorldPerks Funds to obtain information, without charge, the SAI and Annual and Semiannual Reports and to make shareholder inquiries:

BY TELEPHONE:
   800-WARBURG
   (800-927-2874)

BY MAIL:
   Warburg Pincus WorldPerks Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial
   Attn: Warburg Pincus WorldPerks   Funds

   66 Brooks Drive


   Braintree, MA 02184


ON THE INTERNET:
   www.warburg.com

SEC FILE NUMBERS:

Warburg Pincus WorldPerks Money
Market Fund                                                            811-08899


Warburg Pincus WorldPerks Tax Free
Money Market Fund                                                      811-08901


                          [WARBURG PINCUS FUNDS LOGO]

     WARBURG PINCUS WORLDPERKS FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874)  - www.warburg.com


PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.                          FFNWF-1-0500

      [Warburg Pincus Funds Logo][Credit Suisse Asset Management Logo]

                              WARBURG PINCUS FUNDS
                                  SHAREHOLDER
                                     GUIDE

                                  Common Class
                               February 29, 2000
                           As Revised March 27, 2000

      This Shareholder Guide is incorporated into and legally part of each
                   Warburg Pincus (Common Class) prospectus.

    Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC

                                 BUYING SHARES

     OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.warburg.com.

   You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

     ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table. If you want to use ACH transfer, be sure to complete the "ACH on Demand" section of the account application.

     INVESTMENT CHECKS

   Please use either a personal or bank check payable in U.S. dollars to Warburg Pincus Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Funds. These types of checks may be returned to you and your purchase order may not be processed. Limited exceptions include properly endorsed government checks.

                           MINIMUM INITIAL INVESTMENT

Cash Reserve Fund:       $  1,000
New York Tax Exempt
  Fund:                  $  1,000
Balanced Fund:           $  1,000
Value Fund:              $  1,000
WorldPerks(R) Funds:     $  5,000
Long-Short Fund:         $ 25,000
All other funds:         $  2,500
IRAs:                    $    500*
Transfers/Gifts to
  Minors:                $    500*

 * $25,000 minimum for Long-Short Fund.

                               WIRE INSTRUCTIONS

  State Street Bank and Trust Company
  ABA# 0110 000 28
  Attn: Mutual Funds/Custody Dept.
  [Warburg Pincus Fund Name]
  DDA# 9904-649-2
  F/F/C: [Account Number and Registration]

                                HOW TO REACH US

  SHAREHOLDER SERVICE CENTER
  Toll free: 800 -WARBURG
             (800 -927-2874)
  Fax:      212-370-9833

  MAIL
  Warburg Pincus Funds
  P.O. Box 9030
  Boston, MA 02205-9030

  OVERNIGHT/COURIER SERVICE
  Boston Financial
  Attn: Warburg Pincus Funds
  66 Brooks Drive
  Braintree, MA 02184

  INTERNET WEB SITE
  www.warburg.com

---------------------------------------------------------------------------------------
           OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------
BY CHECK
---------------------------------------------------------------------------------------
- Complete the New Account Application.        - Make your check payable to Warburg
  For IRAs use the Universal IRA                 Pincus Funds.
  Application.                                 - Write the account number and the fund
- Make your check payable to Warburg             name on your check.
  Pincus Funds.                                - Mail to Warburg Pincus Funds.
- Mail to Warburg Pincus Funds.                - Minimum amount is $100.
---------------------------------------------------------------------------------------
BY EXCHANGE
---------------------------------------------------------------------------------------
- Call our Shareholder Service Center to       - Call our Shareholder Service Center to
  request an exchange. Be sure to read           request an exchange.
  the current prospectus for the new           - Minimum amount is $250.
  fund. Also please observe the minimum        If you do not have telephone privileges,
  initial investment.                          mail or fax a signed letter of
  If you do not have telephone privileges,     instruction.
  mail or fax a signed letter of
  instruction.
---------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------
- Complete and sign the New Account            - Call our Shareholder Service Center by
  Application.                                   4 p.m. ET to inform us of the incoming
- Call our Shareholder Service Center and        wire. Please be sure to specify your
  fax the signed New Account Application         name, the account number and the fund
  by 4 p.m. ET.                                  name on your wire advice.
- Shareholder Services will telephone you      - Wire the money for receipt that day.
  with your account number. Please be          - Minimum amount is $500.
  sure to specify your name, the account
  number and the fund name on your wire
  advice.
- Wire your initial investment for
  receipt that day.
- Mail the original, signed application
  to Warburg Pincus Funds.
This method is not available for IRAs.
---------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER
---------------------------------------------------------------------------------------
- Cannot be used to open an account.           - Call our Shareholder Service Center to
                                                 request an ACH transfer from your bank.
                                               - Your purchase will be effective at the
                                                 next NAV calculated after we receive your
                                                 order in proper form.
                                               - Minimum amount is $50.
                                               Requires ACH on Demand privileges.
---------------------------------------------------------------------------------------

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                               SELLING SHARES(*)

   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Accounts of any type.
includes:                                      - Sales of any amount.
- your name(s) and signature(s)                For IRAs please use the IRA Distribution
- the fund name and account number             Request Form.
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Warburg Pincus
Funds.
If only a letter of instruction is
required, you can fax it to the
Shareholder Service Center.
BY EXCHANGE
- Call our Shareholder Service Center to       - Accounts with telephone privileges.
  request an exchange. Be sure to read         If you do not have telephone privileges,
the current prospectus for the new fund.       mail or fax a letter of instruction to
Also please observe the minimum initial        exchange shares.
investment.
BY PHONE

Call our Shareholder Service Center to         - Non-IRA accounts with telephone
request a redemption. You can receive the      privileges.
proceeds as:
- a check mailed to the address of record
- an ACH transfer to your bank ($50
minimum)
- a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for
details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions" or          - Non-IRA accounts with wire-redemption
  "ACH on Demand" section of your New          or ACH on Demand privileges.
  Account Application.                         - Requests by phone or mail.
- For federal-funds wires, proceeds will
  be wired on the next business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

()* For the Japan Growth Fund and Japan Small Company Fund only: Each fund imposes a 2.00% redemption fee (short-term trading fee) on fund shares redeemed or exchanged less than six months from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. The fee is paid to the fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. For purposes of computing the redemption fee, any shares bought through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held longest. The redemption fee applies to fund shares purchased on or after May 30, 2000. The Japan Small Company Fund imposes a 1.00% redemption fee on fund shares purchased during the period November 17, 1999 through May 29, 2000 and redeemed or exchanged less than six months from purchase.

     SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

 - accounts whose address of record has been changed within the past 30 days

 - redemption in certain large amounts (other than by exchange)

 - requests to send the proceeds to a different payee or address

 - shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

     RECENTLY PURCHASED SHARES

   For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the funds will delay payment of your cash redemption proceeds for 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.

     LOW-BALANCE ACCOUNTS

   If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

                        MINIMUM TO KEEP AN ACCOUNT OPEN

Cash Reserve Fund:           $   750
New York Tax Exempt Fund:    $   750
Balanced Fund:               $   500
Value Fund:                  $   500
WorldPerks Funds:            $   750
All other funds:             $ 2,000
IRAs:                        $   250
Transfers/Gifts to
  Minors:                    $   250

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                              SHAREHOLDER SERVICES

     AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

SAVEMYMONEY PROGRAM

   SaveMyMoney(SM) is a low minimum, automatic investing program that makes it easy to build a mutual fund portfolio. For an initial investment of $250 along with a minimum $50 monthly investment, you can invest in certain Warburg Pincus funds. The SaveMyMoney Program will automatically transfer the monthly investment amount you designate from your bank account.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

   For automatically reinvesting your dividend and capital-gain distributions into another identically registered Warburg Pincus fund. Not available for IRAs.

     RETIREMENT PLANS

   Warburg Pincus offers a range of tax-advantaged retirement accounts, including:

 - Traditional IRAs

 - Roth IRAs

 - Roth Conversion IRAs

 - Spousal IRAs

 - Rollover IRAs

 - SEP IRAs

   To transfer your IRA to Warburg Pincus, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

     TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.

     ACCOUNT CHANGES

   Call our Shareholder Service Center to update your account records whenever you change your address. Shareholder Services can also help you change your account information or privileges.

                                 OTHER POLICIES

     TRANSACTION DETAILS

   You are entitled to capital-gain and earned dividend distributions as soon as your purchase order is executed. For the Intermediate Maturity Government, New York Intermediate Municipal and Fixed Income Funds and the Money Market Funds, you begin to earn dividend distributions the business day after your purchase order is executed. However, if we receive your purchase order and payment to purchase shares of a Money Market Fund before 12 p.m. (noon), you begin to earn dividend distributions on that day.
   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

 - your investment check or ACH transfer does not clear

 - you place a telephone order by 4 p.m. ET and we do not receive your wire that day
   If you wire money without first calling Shareholder Services to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.
   While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.
   Uncashed redemption or distribution checks do not earn interest.

    SPECIAL SITUATIONS

   A fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - change its minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements for investments through certain financial-services firms and for employees and clients of its adviser, sub-adviser, distributor and their affiliates and, for the Long-Short Fund, investments through certain financial-services firms ($10,000 minimum) and through retirement plan programs (no minimum)

 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                           800-WARBURG (800-927-2874)
       MONDAY - FRIDAY, 8 A.M. - 8 P.M. ET  SATURDAY, 8 A.M. - 4 P.M. ET

                          [WARBURG PINCUS FUNDS LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874)  - www.warburg.com
PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR                          WPCOM-31-0300

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


                   WARBURG PINCUS WORLDPERKS MONEY MARKET FUND

              WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND



This combined Statement of Additional Information provides information about Warburg Pincus WorldPerks Money Market Fund (the "Money Market Fund") and Warburg Pincus WorldPerks Tax Free Money Market Fund (the "Tax Free Fund" and collectively with the Money Market Fund, the "Funds") which supplements the information that is contained in the combined Prospectus for the Funds, dated May 1, 2000.



Each Fund's audited annual report dated December 31, 1999, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus. Copies of the Prospectus and the Annual Report can be obtained by writing or telephoning:



                         Warburg Pincus WorldPerks Funds
                                  P.O. Box 9030
                        Boston, Massachusetts 02205-9030
                                   800-WARBURG

                                    Contents

                                                                                                               Page
                                                                                                               ----
INVESTMENT OBJECTIVES.............................................................................................1
GENERAL...........................................................................................................1
     PRICE AND PORTFOLIO MATURITY.................................................................................1
     PORTFOLIO QUALITY AND DIVERSIFICATION........................................................................1
INVESTMENT POLICIES...............................................................................................2
     MUNICIPAL SECURITIES.........................................................................................2
     BANK OBLIGATIONS.............................................................................................4
     VARIABLE RATE MASTER DEMAND NOTES............................................................................4
     GOVERNMENT SECURITIES........................................................................................5
     WHEN-ISSUED SECURITIES.......................................................................................5
     REPURCHASE AGREEMENTS........................................................................................6
     REVERSE REPURCHASE AGREEMENTS AND BORROWINGS.................................................................6
     STAND-BY COMMITMENT AGREEMENTS...............................................................................6
     THIRD PARTY PUTS.............................................................................................7
     TAXABLE INVESTMENTS..........................................................................................8
     ALTERNATIVE MINIMUM TAX BONDS................................................................................8
     OTHER INVESTMENT LIMITATIONS.................................................................................9
         MONEY MARKET FUND........................................................................................9
         TAX FREE FUND...........................................................................................10
PORTFOLIO VALUATION..............................................................................................12
PORTFOLIO TRANSACTIONS...........................................................................................13
MANAGEMENT OF THE FUNDS..........................................................................................14
     OFFICERS AND BOARD OF DIRECTORS.............................................................................14
     DIRECTORS' TOTAL COMPENSATION...............................................................................17
     INVESTMENT ADVISERS, SUB-INVESTMENT ADVISER AND ADMINISTRATOR AND CO-ADMINISTRATOR..........................17
     CUSTODIAN AND TRANSFER AGENT................................................................................20
     ORGANIZATION OF THE FUNDS...................................................................................20
     DISTRIBUTION AND SHAREHOLDER SERVICING......................................................................21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................23
     AUTOMATIC CASH WITHDRAWAL PLAN..............................................................................24
EXCHANGE PRIVILEGE...............................................................................................24
ADDITIONAL INFORMATION CONCERNING TAXES..........................................................................25
DETERMINATION OF YIELD...........................................................................................28
INDEPENDENT ACCOUNTANTS AND COUNSEL..............................................................................29
MISCELLANEOUS....................................................................................................29
FINANCIAL STATEMENTS.............................................................................................30
APPENDIX..........................................................................................................1
     DESCRIPTION OF COMMERCIAL PAPER RATINGS......................................................................1
     Description of Municipal Securities Ratings..................................................................1


                                       (i)

                              INVESTMENT OBJECTIVES

       The following information supplements the discussion of each Fund's investment objective and policies in the Prospectus. There are no assurances that the Funds will achieve their investment objectives.

       The investment objective of the Money Market Fund is to provide investors with high current income consistent with liquidity and stability of principal.

       The investment objective of the Tax Free Fund is to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

       Unless otherwise indicated, each Fund is permitted to engage in the following investment strategies. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future.

                                     GENERAL

       Price and Portfolio Maturity. Each Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by a Fund. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

       Portfolio Quality and Diversification. Each Fund will limit its portfolio investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by a Fund. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that the Fund acquires the security. The Funds may purchase securities that are unrated at the time of purchase that a Fund's investment adviser and sub-investment adviser deem to be of comparable quality to rated securities that the Fund may purchase. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), FitchIBCA, Inc. and Duff and Phelps, Inc. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Fund's Statement of Additional Information.

       The Funds have adopted certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by a Fund's investment adviser and sub-investment adviser. These policies generally restrict a Fund from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. In addition, the credit quality and diversification policies vary to some extent between the Money Market and the Tax Free Funds because the Tax Free Fund is a tax exempt fund.

                               INVESTMENT POLICIES

       Municipal Securities. Under normal circumstances, at least 80% of the Tax Free Fund's assets will be invested in Municipal Securities. Municipal Securities include short-term debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity securities that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from federal income tax.

       The two principal types of Municipal Securities consist of "general obligation" and "revenue" issues, and the Tax Free Fund's portfolio may include "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity securities held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity securities is usually directly related to the credit standing of the corporate user of the facility involved.

       There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax Free Fund, an issue of Municipal

Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's investment adviser and sub-investment adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See the Appendix attached hereto for further information concerning ratings and their significance.


       An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Securities may be materially adversely affected.


       Among other instruments, the Tax Free Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

       Special Considerations and Risk Factors Relating to the Money Market Fund. To the extent that the Money Market Fund invests a significant portion of its assets in money market instruments issued by companies in the banking industry and the financial services sector, the Fund is subject to the risks associated with investing in banking and financial services issuers. The companies within the banking industry and the financial services sector are subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to government regulation and rate setting, potential antitrust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios and failures by reinsurance carriers.

       Special Considerations and Risk Factors Relating to the Tax Free Fund. In seeking to achieve its investment objective the Tax Free Fund may invest all or any part of its assets in Municipal Securities which are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues of economically related projects, if such investment is deemed necessary or appropriate by the Fund's investment adviser and sub-investment adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

       The Tax Free Fund also invests in securities backed by guarantees from banks and other financial institutions. The Fund's ability to maintain a stable share price is largely dependent upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

       Bank Obligations. The Money Market Fund may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Fund will invest in obligations of foreign banks or foreign branches of United States banks only if the Fund's investment adviser and sub-investment adviser deem the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

       Variable Rate Master Demand Notes. Each Fund may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

       Variable rate master demand notes held by a Fund may have maturities of more than thirteen months, provided: (i) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to thirteen months. In determining the Fund's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of thirteen months or less, each note will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service or when purchasing variable rate master demand notes, the Fund's investment adviser and sub-investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

       In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, the Fund will invest in such instruments only where its investment adviser and sub-investment adviser believe that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

       Government Securities. Government Securities in which the Fund may invest include Treasury Bills, Treasury Notes and Treasury Bonds; other obligations that are supported by the full faith and credit of the United States Treasury, such as Government National Mortgage Association pass-through certificates; obligations that are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks; and obligations that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

       When-Issued Securities. A Fund may purchase Municipal Securities or portfolio securities, as the case may be, on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions, and that a commitment by the Fund to purchase when-issued securities will generally not exceed 45 days. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objectives.

       When the Fund agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

       When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

       Repurchase Agreements. Each Fund may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose the Fund to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights thereto. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

       Reverse Repurchase Agreements and Borrowings. A Fund may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

       Stand-By Commitment Agreements (Tax Free Fund only). The Fund may acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put" options. The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time.

       The principal risk of a stand-by commitment is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of Credit Suisse Asset Management, LLC, each Fund's investment adviser ("CSAM"), present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims.

       The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

       The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

       The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. Stand-by commitments would not affect the average weighted maturity of the Fund's portfolio.

       The Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to a stand-by commitment and the interest on the Municipal Securities will be tax-exempt to the Fund.

       Third Party Puts (Tax Free Fund only). The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund's portfolio would be adversely affected.

       These bonds coupled with puts may present the same tax issues as are associated with stand-by commitments. As with any stand-by commitment, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, CSAM intends to manage the Fund in a manner designed to minimize any adverse impact from these investments.

       Taxable Investments (Tax Free Fund only). Because the Fund's purpose is to provide income excluded from gross income for federal income tax purposes, the Fund generally will invest in taxable obligations only if and when the investment adviser believes it would be in the best interests of the Fund's investors to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (i) pending investment of proceeds of sales of Fund shares or the sale of its portfolio securities or (ii) when the Fund requires highly liquid securities in order to meet anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when the Fund's investment adviser determines that it is advisable to do so because of adverse market conditions affecting the market for Municipal Securities generally.

       Among the taxable investments in which the Fund may invest are repurchase agreements and time deposits maturing in not more than seven days. The Fund may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.


       Alternative Minimum Tax Bonds. A Fund may invest in "Alternative Minimum Tax Bonds," which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities (in the case of the Tax Free Fund, up to 20% of its total assets). While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate "alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by a Fund may be lower than those from other Municipal Obligations acquired by a Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds. At present, the Money Market Fund does not current intend to purchase Alternative Minimum Tax Bonds.

Other Investment Limitations

       Money Market Fund. The investment limitations numbered 1 through 6 may not be changed without the affirmative vote of the holders of a majority of the Money Market Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 7 and 12 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time.

       The Money Market Fund may not:

       1. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of such borrowing. The Fund does not currently intend to enter into reverse repurchase agreements in amounts in excess of 5% of its assets at the time the agreement is entered into. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       2. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may purchase commercial paper issued by companies that invest in real estate or interests therein.

       3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities, and except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation.

       4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances.

       5. Make loans except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and enter into repurchase agreements.

       6. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

       7. Purchase securities on margin, make short sales of securities or maintain a short position.

       8. Write or sell puts, calls, straddles, spreads or combinations thereof.

       9. Invest in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or indentures, state bonds, municipal bonds or industrial revenue bonds.

       10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.

       11. Invest more than 10% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by the Fund, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

       12.    Invest in oil, gas or mineral leases.

       If a percentage restriction (other than the percentage limitation set forth in No. 1 and No. 11 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

       Tax Free Fund. The investment limitations numbered 1 through 6 may not be changed without the affirmative vote of the holders of a majority of the Tax Free Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding shares. Investment limitations 7 and 11 may be changed by a vote of the Fund's Board of Directors at any time.

       The Tax Free Fund may not:

       1. Invest less than 80% of its assets in securities the interest on which is exempt from federal income tax, except during temporary defensive periods or under unusual market conditions, as determined by the Fund's investment adviser.

       2. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of such borrowing. The Fund does not currently intend to enter into reverse repurchase agreements in amounts in excess of 5% of its assets at the time the agreement is entered into. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of (i) obligations issued by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions, (ii) certificates of deposit issued by United States branches of United States banks or (iii) Municipal Securities the interest on which is paid solely from revenues of economically related projects. For purposes of this restriction, private activity securities ultimately payable by companies within the same industry are treated as if they were issued by issuers in the same industry.

       4. Make loans except that the Fund may purchase or hold debt obligations and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

       5. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

       6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in debt obligations secured by real estate, mortgages or interests therein.

       7. Purchase securities on margin, make short sales of securities or maintain short positions.

       8. Write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may acquire stand-by commitments.

       9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.

       10. Invest more than 10% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are not readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days and variable rate master demand notes providing for settlement upon more than seven days notice by the Fund and time deposits maturing in more than seven calendar days shall be considered illiquid securities.

       11.    Invest in oil, gas or mineral leases.

       If a percentage restriction (other than the percentage limitation set forth in No. 2 and No. 10 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                               PORTFOLIO VALUATION

       Each Fund's securities are valued on the basis of amortized cost. Under this method, a Fund values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount the Fund would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize the Fund's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Fund's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                             PORTFOLIO TRANSACTIONS

       CSAM is responsible for establishing, reviewing, and, where necessary, modifying a Fund's investment program to achieve its investment objective. BlackRock Institutional Management Corporation ("BIMC") generally will select specific portfolio investments and effect transactions for each Fund. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the relevant Fund with research advice or other services.

       Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by BIMC. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which BIMC believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

       In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") or Credit Suisse First Boston ("CS First Boston") or any affiliated person of such companies, except pursuant to an exemption received from the SEC. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

       The Tax Free Fund may participate, if and when practicable, in bidding for the purchase of Municipal Securities directly from an issuer for its portfolio in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when CSAM or BIMC, in their sole discretion, believes such practice to be otherwise in the Fund's interest.

       Each Fund does not intend to seek profits through short-term trading. A Fund's annual portfolio turnover will be relatively high but is not expected to have a material effect on its net income. Each Fund's turnover is expected to be zero for regulatory reporting purposes.

                             MANAGEMENT OF THE FUNDS

Officers and Board of Directors

       The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


Richard H. Francis (67)                               Director
40 Grosvenor Road                                     Currently retired; Executive Vice President and Chief
Short Hills, New Jersey 07078                         Financial Officer of Pan Am Corporation and Pan American
                                                      World Airways, Inc. from 1988 to 1991; Director of The
                                                      Infinity Mutual Funds, BISYS Group Incorporated;
                                                      Director/Trustee of other Warburg Pincus Funds and other
                                                      CSAM-advised investment companies.

Jack W. Fritz (72)                                    Director
2425 North Fish Creek Road                            Private investor; Consultant and Director of Fritz
P.O. Box 483                                          Broadcasting, Inc. and Fritz Communications (developers and
Wilson, Wyoming 83014                                 operators of radio stations); Director of Advo, Inc. (direct mail advertising); Director/Trustee of other Warburg Pincus Funds.

James S. Pasman, Jr. (69)                             Director
29 The Trillium                                       Currently retired; President and Chief Operating Officer of
Pittsburgh, Pennsylvania 15238                        National InterGroup, Inc. from April 1989 to March 1991;
                                                      Chairman of Permian Oil Co. from April 1989 to March 1991;
                                                      Director of Education Management Corp., Tyco International
                                                      Ltd.; Trustee, BT Insurance Funds Trust; Director/Trustee of
                                                      other Warburg Pincus Funds and other CSAM-advised investment companies.

William W. Priest* (58)                               Chairman of the Board
153 East 53rd Street                                  Chairman- Management Committee, Chief Executive Officer and
New York, New York 10022                              Managing Director of CSAM since 1990; Director/Trustee of other
                                                      Warburg Pincus Funds and other CSAM-advised investment companies.


-----------------------------------
* Indicates a Director/Trustee who is an "interested person" of the Fund as defined in the 1940 Act.

Steven N. Rappaport (51)                              Director
40 East 52nd Street                                   President of Loanet, Inc. (on-line accounting service) since
New York, New York 10022                              1997; Executive Vice President of Loanet, Inc. from 1994 to
                                                      1997; Director, President, North American Operations, and
                                                      former Executive Vice President from 1992 to 1993 of
                                                      Worldwide Operations of Metallurg Inc.; Executive Vice
                                                      President, Telerate, Inc. from 1987 to 1992; Partner in the law firm of Hartman & Craven until 1987; Director/Trustee of other Warburg Pincus Funds and other CSAM-advised investment companies.

Alexander B. Trowbridge (70)                          Director
1317 F Street, N.W., 5th Floor                        President of Trowbridge Partners, Inc. (business consulting)
Washington, DC 20004                                  since January 1990; Director or Trustee of New England Mutual
                                                      Life Insurance Co., ICOS Corporation (biopharmaceuticals),
                                                      IRI International (energy services), The Rouse Company (real estate development), Harris Corp. (electronics and
                                                      communications equipment), The Gillette Co. (personal care products) and Sunoco, Inc. (petroleum refining and
                                                      marketing); Director/Trustee of other Warburg Pincus Funds.

Eugene L. Podsiadlo (42)                              President
466 Lexington Avenue                                  Managing Director of CSAM; Associated with CSAM since
New York, New York 10017-3147                         Credit Suisse acquired the Funds' predecessor adviser in
                                                      July 1999; with the predecessor adviser since 1991; Vice
                                                      President of Citibank, N.A. from 1987 to 1991; Officer of CSAMSI and of other Warburg Pincus Funds.

Hal Liebes, Esq. (35)                                 Vice President and Secretary
153 East 53rd Street                                  Managing Director and General Counsel of CSAM; Associated
New York, New York 10022                              with Lehman Brothers, Inc. from 1996 to 1997; Associated with
                                                      CSAM from 1995 to 1996; Associated with CS First Boston
                                                      Investment Management from 1994 to 1995; Associated with
                                                      Division of Enforcement, U.S. Securities and Exchange
                                                      Commission from 1991 to 1994;  Officer of CSAMSI, other
                                                      Warburg Pincus Funds and other CSAM-advised investment companies.

Michael A. Pignataro (40)                             Treasurer and Chief Financial Officer
153 East 53rd Street                                  Vice President and Director of Fund Administration of
New York, New York 10022                              CSAM; Associated with CSAM since 1984; Officer of other Warburg
                                                      Pincus Funds and other CSAM-advised companies.

Stuart J. Cohen, Esq. (31)                            Assistant Secretary
466 Lexington Avenue                                  Vice President and Legal Counsel of CSAM; Associated with
New York, New York 10017-3147                         CSAM since Credit Suisse acquired the Funds' predecessor adviser in July 1999; with the predecessor adviser since 1997; Associated with the law firm of Gordon Altman Butowsky Weitzen Shalov & Wein from 1995 to 1997; Officer of other Warburg Pincus Funds.

Rocco A. DelGuercio (36)                              Assistant Treasurer
153 East 53rd Street                                  Assistant Vice President and Administrative Officer of CSAM;
New York, New York 10022                              Associated with CSAM since June 1996; Assistant Treasurer,
                                                      Bankers Trust Corp. -- Fund Administration from March 1994 to
                                                      June 1996; Mutual Fund Accounting Supervisor, Dreyfus Corporation
                                                      from April 1987 to March 1994; Officer of other Warburg Pincus
                                                      Funds and other CSAM-advised investment companies.



       No employee of CSAM, PFPC Inc., the Funds' co-administrator ("PFPC"), or any of their affiliates receives any compensation from the Funds for acting as an officer or director/trustee of a Fund. Each Director who is not a director, trustee, officer or employee of CSAM, PFPC or any of their affiliates receives the following annual and per-meeting fees:



---------------------------------------------------------------------------------------------------------------------
                                                                                             FEE FOR EACH AUDIT
                                                                   FEE FOR EACH               COMMITTEE MEETING
            FUND                       ANNUAL FEE                MEETING ATTENDED                 ATTENDED
---------------------------------------------------------------------------------------------------------------------
Money Market                             $750                        $250                         $250*
---------------------------------------------------------------------------------------------------------------------
Tax Free Money Market                    $750                        $250                         $250*
---------------------------------------------------------------------------------------------------------------------



* Alexander B. Trowbridge receives $325 for serving as Chairman of the Audit Committee. Each Director is reimbursed for expenses incurred in connection with his attendance at Board meetings.

Directors' Total Compensation
(for the fiscal period ended December 31, 1999)



                                                                                   Total Compensation from
                                                      Compensation from            all Investment Companies
Name of Director                                          each Fund            in Warburg Pincus Fund Complex*
----------------                                          ---------            -------------------------------
William W. Priest**                                        None                                 None
Richard N. Cooper***                                      $1,125                             $47,500
Richard H. Francis****                                    $1,000                             $38,250
Jack W. Fritz                                             $2,250                             $94,250
Jeffrey E. Garten***                                      $2,250                             $94,250
Thomas A. Melfe***                                        $1,375                             $40,750
James S. Pasman, Jr.****                                  $1,000                             $38,250
Steven N. Rappaport****                                   $1,000                             $38,250
Arnold M. Reichman**                                       None                                 None
Alexander B. Trowbridge                                   $2,375                             $97,100

--------------------



* Each Director also serves as a Director or Trustee of 45 investment companies in the Warburg Pincus family of funds, except for Mr. Garten, who serves as a Director or Trustee of 14 investment companies in the Warburg Pincus family of funds.


** Mr. Priest receives compensation as an affiliate of CSAM, and, accordingly, receives no compensation from any Fund or any other investment company advised by CSAM. Mr. Reichman resigned as a Director of each Fund effective August 18, 1999.


*** Messrs. Cooper and Melfe resigned as a Director of each Fund effective July 6, 1999. Mr. Garten resigned as a Director of each Fund effective February 3, 2000.



**** Messrs. Francis, Pasman and Rappaport became Directors of the Funds effective July 6, 1999.



       As of April 1, 2000, Directors and officers of a Fund as a group owned of record less than 1% of the relevant Fund's outstanding common stock.


Investment Advisers, Sub-Investment Adviser and Administrator and Co-Administrator


       CSAM, located at 153 East 53rd Street, New York, New York 10022, serves as investment adviser to each Fund pursuant to a written agreement (the "Advisory Agreement"). CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group ("Credit Suisse"). Credit Suisse is a global financial services company, providing a comprehensive range of banking and insurance products. Active on every continent and in all major financial centers, Credit Suisse comprises five business units -- Credit Suisse Asset Management (asset management); Credit Suisse First Boston (investment banking); Credit Suisse Private Banking (private banking); Credit Suisse (retail banking); and Winterthur (insurance). Credit Suisse has approximately $680 billion of global assets under management and employs approximately 62,000 people worldwide. The principal business address of Credit Suisse is Paradeplatz 8, CH 8070, Zurich, Switzerland.

       Prior to July 6, 1999, Warburg Pincus Asset Management, Inc. ("Warburg") served as investment adviser to each Fund. On that date, Credit Suisse acquired Warburg and combined Warburg with Credit Suisse's existing U.S.-based asset management business ("Credit Suisse Asset Management"). Consequently, the combined entity, CSAM, became the Funds' investment adviser. Credit Suisse Asset Management, formerly known as BEA Associates, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years.


       BIMC serves as sub-investment adviser to each Fund, and CSAMSI and PFPC Inc. ("PFPC") serve as co-administrators to the Funds pursuant to written agreements (the "Sub-Advisory Agreements" and the "Co-Administration Agreement," respectively, and collectively, the "Agreements"). CSAMSI became co-administrator to each Fund on November 1, 1999. Prior to that, Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse, and Credit Suisse Asset Management Ltd. ("CSAM Ltd.") served as co-administrator to the Funds.


       For the services provided pursuant to the Advisory Agreement, CSAM is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .40% of the value of each Fund's average daily net assets, out of which CSAM pays BIMC for sub-investment advisory services. CSAM, BIMC and each Fund's administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by a Fund.

       As sub-investment adviser, BIMC has agreed to implement each Fund's investment program as determined by the Board and CSAM. BIMC will supervise the day-to-day operations of the relevant Fund and perform the following services:
(i) providing investment research and credit analysis concerning the Fund's investments, (ii) placing orders for all purchases and sales of the Fund's portfolio investments and (iii) maintaining the books and records required to support the Fund's operations. BIMC also calculates the Fund's net asset value, provides accounting services for the Fund and assists in related aspects of the Fund's operations.

       As co-administrator, CSAMSI provides shareholder liaison services to the Fund including responding to shareholder inquiries and providing information on shareholder investments. CSAMSI also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between a Fund and its various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the Board, assisting in the preparation of proxy statements, annual and semiannual reports, tax returns and monitoring and developing compliance procedures for the Fund. As compensation, each Fund pays to CSAMSI a fee calculated at an annual rate of
 .10% of the Fund's average daily net assets, exclusive of out-of-pocket expenses.

       The Funds also employ PFPC, an indirect, wholly owned subsidiary of PNC Bank Corp., as a co-administrator. As a co-administrator, PFPC calculates a Fund's net asset value, provides all accounting services for the Fund and assists in related aspects of the Fund's operations. As compensation, the Fund pays to PFPC a fee calculated at an annual rate of .10% of the Fund's first $500 million in average daily net assets, .075% of the next $1 billion in average daily net assets, and .05% of average daily net assets over $1.5 billion, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.


Advisory Fees paid to CSAM or to CSAM's Predecessor, Warburg



                            Fiscal Year ended December 31, 1999          2-month period ended December 31, 1998
                            -----------------------------------          --------------------------------------

                                                         Expense                                         Expense
                          Gross      Waiver     Net   Reimbursement     Gross      Waiver      Net    Reimbursement
                          -----      ------     ---   -------------     -----      ------      ---    -------------
Money Market Fund        $62,542    $(62,542)    $0     $(50,928)     $11,885     $(11,885)    $0      $(19,002)
Tax Free Money Market
Fund                     $48,919    $(48,919)    $0     $(48,895)     $11,091     $(11,091)    $0       $19,593



Administrative Services/Co-Administration Fees paid to CFSI, CSAMSI and CSAM
Ltd.



       For the period November 1, 1999 through December 31, 1999, administrative services fees earned by CSAMSI were as follows:



                              Gross Co-Administration Fee             Waiver              Net Co-Administration Fee
                              ---------------------------             ------              -------------------------
Money Market Fund                        $3,410                       $(3,410)                          $0
Tax Free Money Market Fund                1,860                        (1,860)                           0



       For the period January 1, 1999 through October 31, 1999, co-administrative services fees earned by CFSI were as follows:



                              Gross Co-Administration Fee             Waiver              Net Co-Administration Fee
                              ---------------------------             ------              -------------------------
Money Market Fund                       $12,225                      $(12,225)                          $0
Tax Free Money Market Fund               10,370                       (10,370)                           0



       For the two-month period ended December 31, 1998, administrative services earned by CSAM Ltd. were as follows:



                              Gross Co-Administration Fee             Waiver              Net Co-Administration Fee
                              ---------------------------             ------              -------------------------
Money Market Fund                        $2,971                       $(2,971)                          $0
Tax Free Money Market Fund               $2,773                       $(2,773)                          $0

Administrative Services/Co-Administration Fees paid to PFPC



         For the year ended December 31, 1999 and the two-month period ended December 31, 1998, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:



                            Fiscal Year Ended December 31, 1999           2-month Period Ended December 31, 1998
                            -----------------------------------           --------------------------------------
                         Gross Fee         Waiver         Net Fee        Gross Fee        Waiver         Net Fee
                         ---------         ------         -------        ---------        ------         -------
Money Market Fund         $15,862         $(15,635)         $227           $3,155        $(2,971)          $184
Tax Free
Money Market Fund         $13,122         $(12,230)         $892           $2,957        $(2,773)          $184



Custodian and Transfer Agent



       PFPC Trust Company ("PFPC Trust") is custodian of each Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (v) makes periodic reports to the Board concerning the Fund's custodial arrangements. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of a Fund, provided that PFPC Trust remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. PFPC Trust has entered into a sub-custodian agreement with PNC Bank, National Association ("PNC"), pursuant to which PNC provides asset safekeeping and securities clearing services. PFPC Trust and PNC are indirect, wholly owned subsidiaries of PNC Bank Corp. and their principal business address is 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.


       State Street Bank and Trust Company ("State Street") has agreed to serve as each Fund's shareholder servicing, transfer and dividend disbursing agent pursuant to a Transfer Agency and Service Agreement, under which State Street
(i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of the Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts, and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. State Street has delegated to Boston Financial Data Services, Inc. ("BFDS"), an affiliated company, responsibility for most shareholder servicing functions. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

Organization of the Funds

       The Money Market Fund and the Tax Free Fund were incorporated on July 24, 1998 under the laws of the State of Maryland as "Warburg, Pincus Money Market Fund, Inc." and "Warburg, Pincus Tax Free Money Market Fund, Inc.," respectively. On September 25, 1998, the Money Market Fund and the Tax Free Fund amended their respective charters and changed the Funds' names to "Warburg, Pincus WorldPerks Money Market Fund, Inc." and "Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc.", respectively. Each Fund's charter authorizes the Board to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Under a Fund's charter documents, the Board has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund. All shareholders of a Fund, upon liquidation, will participate ratably in the Fund's net assets.

       Multi-Class Structure. Although neither Fund currently does so, each Fund is authorized to offer a separate class of shares, the Advisor Shares, pursuant to a separate prospectus. Individual investors could only purchase Advisor Shares through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries. Shares of each class would represent equal pro rata interests in the relevant Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by the Advisor Shares, the total return on such shares can be expected to be lower than the total return on common shares.

       Voting Rights. Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

Distribution and Shareholder Servicing


       Provident Distributors, Inc. ("PDI") serves as distributor of the Funds' shares. PDI offers each Fund's shares on a continuous basis. No compensation is payable by the Funds to PDI for distribution services; however, pursuant to a separate agreement with CSAM, PDI is compensated for the services provided to the Funds. PDI's principal business address is 3200 Horizon Drive, King of Prussia, PA 19406.


       Common Shares. Each Fund has adopted a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which a Fund will pay CSAMSI a fee calculated at an annual rate of
 .25% of the average daily net assets of the Common Shares of the Fund. The fee is intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Funds. Services performed by CSAMSI or Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common Shares, as set forth in the Common Shares 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of the Fund, as set forth in the Common Shares 12b-1 Plan ("Shareholder Services", together with Selling Services, "Services"). Shareholder Services may include, without limitation, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by the Funds' distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Common Shares of prospectuses and statements of additional information describing the Funds; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common Shares; (c) providing telephone services relating to the Funds, including responding to inquiries of prospective Fund investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable. In providing compensation for Services in accordance with this Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services; and (iii) to make, or cause to be made, payments to cover any costs and expenses relating to the Fund's participation in the Northwest Airlines WorldPerks(TM) program.

       Payments under the 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed distribution expenses actually incurred.

       Pursuant to the 12b-1 Plan, CSAMSI will provide the Fund's Board with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made. The Common Shares 12b-1 Plan was adopted on November 1, 1999. Prior to that date, a substantially similar plan was in place with respect to the Common

Shares (the "Prior Common Shares 12b-1 Plan"). For the period ended December 31, 1999, the Money Market Fund and the Tax Free Fund paid $39,089 and $30,574, respectively, in 12b-1 fees pursuant to the Prior Common Shares 12b-1 Plan, which were used primarily for expenses related to each Fund's participation in the Northwest Airlines WorldPerks(TM) program.


       Advisor Shares. Each Fund may, in the future, enter into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. Agreements will be governed by a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to such Distribution Plan, payments may be made to Institutions directly by a Fund or by CSAMSI on behalf of the Fund. The Distribution Plan would require the Board, at least quarterly, to receive and review written reports of amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

       An Institution with which a Fund has entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund investments for the instruments of Institutions.

       General. The Distribution Plan and the 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plans or the 12b-1 Plans, as the case may be ("Independent Directors"). Any material amendment of the Distribution Plan or 12b-1 Plan would require the approval of the Board in the same manner. Neither the Distribution Plan nor the 12b-1 Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The Distribution Plan or 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

       Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Shareholder Guide.

       Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which The New York Stock Exchange, Inc. (the "NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

       If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund will comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

       Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. All dividends and distributions on shares in the Plan are automatically reinvested at net asset value in additional shares of the Fund.

                               EXCHANGE PRIVILEGE

       An exchange privilege with certain other funds advised by CSAM is available to investors in a Fund. Exchanges may also be made between certain Warburg Pincus Advisor Funds.

       The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision. Subject to the restrictions on exchange purchases contained in the Prospectus and any other applicable restrictions, this privilege is available to shareholders residing in any state in which the Common Shares or Advisor Shares being acquired, as relevant, may legally be sold. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of the relevant class of each fund into which an exchange is being considered. Shareholders may obtain a prospectus of the relevant class of the fund into which they are contemplating an exchange from CSAMSI.

       Subject to the restrictions described above, upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the relevant class and the proceeds are invested on the same day, at a price as described above, in shares of the relevant class of the fund being acquired. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES


       The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, and existing judicial and administrative interpretations thereof, both of which are subject to change.


       As described above and in the Fund's Prospectus, the Tax Free Fund is designed to provide investors with current income which is excluded from gross income for federal income tax purposes. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Fund would not be suitable for tax-exempt institutions, individual retirement plans, employee benefit plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.


       Each Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") during each of its taxable years. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. Government Securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and no greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and which are determined to be in the same or similar trades or businesses or related trades or businesses.

       As a regulated investment company, each Fund will not be subject to United States federal income tax on its investment company taxable income (i.e., taxable income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains")) or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.



       The Code imposes a 4% nondeductible excise tax on a Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its taxable ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any taxable ordinary income or net capital gains retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.






       If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, a Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits (including amounts derived from interest on tax-exempt obligations), would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as taxable ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest or long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

       Although each Fund expects to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by the Fund would reduce the amount of income and gains available for distribution to shareholders.


       Investors in the Money Market Fund should be aware that it is possible that some portion of the Fund's income from investments in obligations of foreign banks could become subject to foreign taxes.


       Because the Tax Free Fund will distribute exempt interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes. In addition, if a shareholder of the Tax Free Fund holds shares for six months or less, any loss on the sale or exchange of these shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares. The Code may require a shareholder, if he or she receives exempt interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any dividend paid by the Fund which represents income derived from so-called "private activity bonds" held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus, some of the Fund's dividends may be a tax preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and a Subchapter S corporation shareholder's federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they (a) may be "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (b) are subject to a federal alternative minimum tax, the federal "branch profits" tax, or the federal "excess net passive income" tax.



       While each Fund does not expect to realize net long-term capital gains, any such realized gains will be distributed as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by a Fund to shareholders after the close of the Fund's taxable year. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. This rule will apply to a sale of shares of the Tax Free Fund only to the extent the loss is not disallowed under the provision described above.


       A shareholder of a Fund receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.

       Each shareholder of the Money Market Fund will receive an annual statement as to the federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year.


       Each shareholder of the Tax Free Fund will receive an annual statement as to the federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to the Fund's dividends and distributions. The dollar amount of dividends excluded from gross income for federal income tax purposes and the dollar amounts subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. In the event that the Fund derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.


       If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, then the shareholder may be subject to a 31% "backup withholding" tax with respect to taxable dividends and distributions. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability.

       You should consult your tax advisor regarding possible tax effects of the crediting of WorldPerks miles as a result of your fund investment, which could include a reduction in the tax basis in your shares that could cause a taxable gain when you sell them.

      THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES
       AFFECTING A FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO
          CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR
             TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

                             DETERMINATION OF YIELD


       From time to time, each Fund may quote its yield, effective yield and tax equivalent yield, as applicable, in advertisements or in reports and other communications to shareholders. The Money Market Fund's yield and effective yield for the seven-day period ended on December 31, 1999 were 5.06% and 5.19%, respectively. In the absence of waivers, these yields would have been 3.88% and 3.97%, respectively. The Tax Free Fund's yield, effective yield and tax equivalent yield for the seven-day period ended on December 31, 1999 was 3.61%, 3.68% and 5.98% (based on a 39.6% federal tax rate), respectively. In the absence of waivers these yields would have been 2.29%, 2.32% and 3.79%, respectively. A Fund's seven-day yield is calculated by (i) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (ii) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (iii) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The Fund's seven-day compound effective annualized yield is calculated by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting
1. The Tax Free Fund's tax equivalent yield is calculated by dividing that portion of the base period return which is exempt from federal personal income taxes by 1 minus the highest marginal federal individual income tax rate and adding the quotient to that portion, if any, of the yield which is not exempt from those taxes.


       Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses allocable to it. Yield information may be useful in reviewing a Fund's performance and for providing a basis for comparison with other investment alternatives. However, the Fund's yield will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. In comparing the Fund's yield with that of other money market funds, investors should give consideration to the quality and maturity of the portfolio securities of the respective funds.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL


       PricewaterhouseCoopers LLP ("PwC"), with principal offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The Funds' financial statements for the fiscal period ended December 31, 1999, that is incorporated by reference in this Statement of Additional Information have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.


       Willkie Farr & Gallagher serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

       The Funds are not sponsored, endorsed, sold or promoted by Warburg, Pincus & Co. Warburg, Pincus & Co. makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Warburg, Pincus & Co. licenses certain trademarks and trade names of Warburg, Pincus & Co., and is not responsible for and has not participated in the calculation of the Funds' net asset value, nor is Warburg, Pincus & Co. a distributor of the Funds. Warburg, Pincus & Co. has no obligation or liability in connection with the administration, marketing or trading of the Funds.


       As of April 1, 2000, the name, address and percentage of ownership of other persons that control a Fund (within the meaning of the rules and regulations under the 1940 Act) or own of record 5% or more of the Fund's outstanding shares were as follows:




-----------------------------------------------------------------------------------------
MONEY MARKET FUND                                                   COMMON STOCK
-----------------------------------------------------------------------------------------
Louis Bluver*
1901 Walnut St. Apt 1901
Philadelphia, PA 19103-4645                                                   6.81%
-----------------------------------------------------------------------------------------
Alexander D. Begin
4055 Willoway Place Dr.
Bloomfiled, MI  48302-2053                                                    6.64%
-----------------------------------------------------------------------------------------
TAX FREE FUND                                                       COMMON STOCK
-----------------------------------------------------------------------------------------
Juergen E. Bartels & Rachel M P Bartels JT TEN
88 Conyers Farm Dr.
Greenwich, CT  06831-2735                                                    19.42%
-----------------------------------------------------------------------------------------
Ernest S. Liu
Joan S Liu JT TEN
900 5th Avenue
New York, NY  10021-4157                                                      8.03%
-----------------------------------------------------------------------------------------
Robert A Peiser Kathleen L Peiser JT TEN
730 Coral Reef Dr.
Tampa, FL  33602-5910                                                         7.23%
-----------------------------------------------------------------------------------------
Richard A. Robbins
16 Selfridge Rd.
Bedford, MA  01730-2041                                                       5.21%
-----------------------------------------------------------------------------------------


* To the knowledge of each Fund, these entities are not the beneficial owners of a majority of the shares held by them of record.

                              FINANCIAL STATEMENTS


       Each Fund's audited annual report, dated December 31, 1999, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference. A Fund will furnish without charge a copy of its annual report upon request by calling Warburg Pincus Funds at (800) 927-2874.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

       Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

       The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

       Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

       Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

       Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                   DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

       The following summarizes the highest two ratings used by S&P for Municipal Securities:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

       To provide more detailed indications of credit quality, the "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

       The following summarizes the highest two ratings used by Moody's for bonds:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated As are judged to be of high quality by all standards. Together with the Aaa group they are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

       The following summarizes the two highest ratings used by S&P for short-term notes:

       SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

       SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

       The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

       MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

       Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

       The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

       Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

       Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

       Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits
            --------
a(1)        Articles of Incorporation. (1)

 (2)        Articles of Amendment to Articles of Incorporation.(2)

b(1)        By-Laws. (1)

 (2)        Amended and Restated By-Laws. (2)

c           Registrant's Forms of Stock Certificates. (3)

d(1)        Form of Investment Advisory Agreement. (4)

 (2)        Sub-Investment Advisory and Administration Agreement.

e           Distribution Agreement with Provident Distributors, Inc. ("PDI").(5)

f           Not applicable.

g(1)        Custodian Agreement with PNC Bank, National Association. (6)

 (2)        Form of Sub-Custodian Services Agreement with PFPC Trust Company and
            PNC Bank, National Association. (6)

h(1)        Transfer Agency and Service Agreement. (3)


--------------------------


(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on July 24, 1998 (Securities Act File No.
              333-59801).

(2)           Incorporated by reference to Registrant's Pre-Effective Amendment
              No. 2 to the Registration Statement on Form N-1A filed on
              September 25, 1998 (Securities Act File No. 333-59801).

(3)           Incorporated by reference to Registrant's Pre-Effective Amendment
              No. 1 to the Registration Statement on Form N-1A filed on
              September 21, 1998 (Securities Act File No. 333-59801).

(4) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global
              Post-Venture Capital Fund, Inc. filed November 4, 1999 (Securities
              Act File  No. 33-90341).

(5)           Incorporated by reference to Post-Effective Amendment No. 9 to the
              Registration Statement on Form N-1A of Warburg, Pincus Balanced
              Fund,   Inc. filed on February 24, 2000 (Securities Act File No.
              333-00533).

(6) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Post- Effective Amendment No. 10 to the Registration Statement on
              Form N-1A of Warburg, Pincus Trust filed on April 16, 1999
              (Securities Act File No. 33-58125; Investment Company Act File No.
              811-07261).

 (2)        Form of Co-Administration Agreement with Credit Suisse Asset Management Securities, Inc.(7)

 (3)        Form of Co-Administration Agreement with PFPC Inc. (3)

i(1)        Opinion and Consent of Willkie Farr & Gallagher.

 (2)        Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund. (3)

j(1)        Consent of PricewaterhouseCoopers LLP.

 (2)        Powers of Attorney.(7)

k           Not applicable.

l           Form of Purchase Agreement. (3)

m(1)        Form of Shareholder Servicing and Distribution Plan. (7)

 (2)        Form of Distribution Plan. (7)

n           Form of Rule 18f-3 Plan. (7)

o           Not applicable.

p           Form of Code of Ethics.



Item 24.    Persons Controlled by or Under Common Control with Registrant

From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.




Item 25.    Indemnification


                  Registrant, officers and directors of CSAM, LLC, Credit Suisse Asset Management Securities, Inc. and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Fund's initial Registration Statement on Form N-1A filed on July 24, 1998.

------------------------------
[/R]

(7)          Incorporated by reference to the Registration Statement on Form
             N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc.
             filed November 4, 1999 (Securities Act File No. 333-90341).

Item 26.                (a)   Business and Other Connections of
                              Investment Adviser



                        CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

                        (b)   Business and Other Connections of
                              Sub-Investment Adviser and Administrator

                        BlackRock Institutional Management Corporation ("BIMC"), a wholly owned indirect subsidiary of PNC Bank, National Association ("PNC"), performs sub-investment advisory services for Registrant and advisory services for certain other investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. In addition to its trust business, PNC provides commercial banking services. The list required by this Item 26 of officers and directors of BIMC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Form ADV as filed by BIMC (SEC File No. 801-13-304).

Item 27.    Principal Underwriter


                        (a) PDI acts as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Focus Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Health Sciences Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus Value Fund; Warburg Pincus U.S. Core Equity Fund;

Warburg Pincus U.S. Core Fixed Income Fund; and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                        PDI also acts as principal underwriter for the following investment companies: International Dollar Reserve Fund I, Ltd.; Provident Institutional Funds Trust; Columbia Common Stock Fund, Inc.; Columbia Growth Fund, Inc.; Columbia International Stock Fund, Inc.; Columbia Special Fund, Inc.; Columbia Small Cap Fund, Inc.; Columbia Real Estate Equity Fund, Inc.; Columbia Balanced Fund, Inc.; Columbia Daily Income Company; Columbia U.S. Government Securities Fund, Inc.; Columbia Fixed Income Securities Fund, Inc.; Columbia Municipal Bond Fund, Inc.; Columbia High Yield Fund, Inc.; Columbia National Municipal Bond Fund, Inc.; GAMNA Series Funds, Inc.; WT Investment Trust; Kalmar Pooled Investment Trust; The RBB Fund, Inc.; Robertson Stephens Investment Trust; HT Insight Funds, Inc.; Harris Insight Funds Trust; Hilliard-Lyons Government Fund, Inc.; Hilliard-Lyons Growth Fund, Inc.; Hilliard-Lyons Research Trust; Senbanc Fund; ABN AMRO Funds; Alleghany Funds; BT Insurance Funds Trust; First Choice Funds Trust; Forward Funds, Inc.; IAA Trust Asset Allocation Fund, Inc.; IAA Trust Growth Fund, Inc.; IAA Trust Tax Exempt Bond Fund, Inc.; IAA Trust Taxable Fixed Income Series Fund, Inc.; IBJ Funds Trust; Light Index Funds, Inc.; LKCM Funds; Matthews International Funds; McM Funds; Metropolitan West Funds; New Covenant Funds, Inc.; Panorama Trust; Smith Breeden Series Funds; Smith Breeden Trust; Stratton Growth Funds, Inc.; Stratton Monthly Dividend REIT Shares, Inc.; The Stratton Funds, Inc.; The Galaxy Fund; The Galaxy VIP Fund; Galaxy Fund II; The Govett Funds, Inc.; Trainer, Wortham First Mutual Funds; Undiscovered Managers Funds; Wilshire Target Funds, Inc.; Weiss, Peck & Greer Funds Trust; Weiss, Peck & Greer International Fund; WPG Growth and Income Fund; WPG Growth Fund; WPG Tudor Fund; RWB/WPG U.S. Large Stock Fund; Tomorrow Funds Retirement Trust; The BlackRock Funds, Inc. (distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of PDI); Northern Funds Trust and Northern Institutional Funds Trust (distributed by Northern Funds Distributors, LLC a wholly owned subsidiary of PDI); The Offit Investment Fund, Inc. (distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of PDI) and The Offit Variable Insurance Fund, Inc. (distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of PDI).



                        (b) For information relating to each director, officer or partner of PDI, reference is made to Form BD (SEC File No. 8-46564) filed by PDI under the Securities Exchange Act of 1934.



                        (c) None.

Item 28.    Location of Accounts and Records
            --------------------------------
            (1)     Warburg, Pincus WorldPerks Money Market Fund, Inc.
                    466 Lexington Avenue
                    New York, New York  10017-3147
                    (Fund's articles of incorporation, by-laws and minute
                    books)

            (2)     BlackRock Institutional Management Corporation
                    400 Bellevue Parkway
                    Wilmington, Delaware  19809
                    (records relating to its functions as sub-investment
                    adviser and administrator)

            (3)     Credit Suisse Asset Management Securities, Inc.
                    466 Lexington Avenue
                    New York, New York 10017-3147
                    (records relating to its functions as co-administrator and distributor)

            (4)     PFPC Inc.
                    400 Bellevue Parkway
                    Wilmington, Delaware  19809
                    (records relating to its functions as co-administrator,
                    transfer and dividend disbursing agent)

            (5)     PFPC Trust Company
                    8800 Tinicum Boulevard
                    Philadelphia, Pennsylvania  19153
                    (records relating to its functions as custodian)

            (6)     Credit Suisse Asset Management, LLC
                    One Citicorp Center
                    153 East 53rd Street
                    New York, New York  10022
                    (records relating to its functions as investment adviser)

            (7)     State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, Massachusetts  02110
                    (records relating to its functions as transfer agent and
                    dividend disbursing agent)

            (8)     Provident Distributors, Inc.
                    3200 Horizons Drive
                    King of Prussia, PA 19406
                    (records relating to its functions as distributors)

            (9)     Boston Financial Data Services, Inc.
                    2 Heritage Drive
                    North Quincy, Massachusetts  02177

                    (records relating to its functions as transfer agent and dividend disbursing agent)


Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings

            Not applicable.


                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of April, 2000.

                                         WARBURG, PINCUS WORLDPERKS MONEY
                                         MARKET FUND, INC.


                                         By:/s/Eugene L. Podsiadlo
                                            ----------------------
                                         Eugene L. Podsiadlo
                                         President

            Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                                 Title                             Date
---------                                 -----                             ----
/s/William W. Priest*                    Chairman of the              April 28, 2000
--------------------------               Board of Directors
        William W. Priest

/s/Eugene L. Podsiadlo                   President                    April 28, 2000
--------------------------
        Eugene L. Podsiadlo

/s/Michael A. Pignataro                  Treasurer and                April 28, 2000
-----------------------                  Chief Financial
        Michael A. Pignataro             Officer


/s/Richard H. Francis*                   Director                     April 28, 2000
-------------------------
        Richard H. Francis

/s/Jack W. Fritz*                        Director                     April 28, 2000
-----------------------
        Jack W. Fritz

/s/Jeffrey E. Garten*                    Director                     April 28, 2000
---------------------------
        Jeffrey E. Garten

/s/James S. Pasman, Jr.*                 Director                     April 28, 2000
------------------------
        James S. Pasman, Jr.

/s/Steven N. Rappaport*                  Director                     April 28, 2000
-----------------------
        Steven N. Rappaport

/s/Alexander B. Trowbridge*              Director                     April 28, 2000
---------------------------
        Alexander B. Trowbridge

*By: /s/Michael A. Pignataro
     -----------------------
Michael A. Pignataro as Attorney-in-Fact

                               INDEX TO EXHIBITS

Exhibit No.           Description of Exhibit
-----------           ----------------------
d(2)                  Sub-Investment Advisory and Administration Agreement.
i(1)                  Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.
j(1)                  Consent of PricewaterhouseCoopers LLP, Independent Accountants.
p                     Form of Code of Ethics.